Cash and Cash Equivalents - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Text Block [Abstract]
Maturity term of term deposits	3 months
Short term deposits classified as other investments during period	$ 888